Accumulated Other Comprehensive Income - Balances in Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016		Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (259)	$ (1,096)	$ (776)	[1]	$ (921)	$ (921)		$ (1,173)
Change in net unrealized holding gains (losses) on securities, before reclassification, net of tax expense		267	590		93	90		820
Reclassification for previously unrealized net gains recognized in income, net of tax expense (benefit)	(118)	(2)	(191)		(3)	(28)		16
Net gain (loss) on pension and postretirement plans, net of tax expense (benefit)						83		(584)
Ending Balance	(377)	(831)	(377)		(831)	(776)	[1]	(921)
Net Unrealized Gains (Losses) on Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	624	(130)	107		45	45		(791)
Change in net unrealized holding gains (losses) on securities, before reclassification, net of tax expense		267	590		93	90		820
Reclassification for previously unrealized net gains recognized in income, net of tax expense (benefit)	(118)	(2)	(191)		(3)	(28)		16
Ending Balance	506	135	506		135	107		45
Pension and Post employment costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(883)	(966)	(883)		(966)	(966)		(382)
Net gain (loss) on pension and postretirement plans, net of tax expense (benefit)						83		(584)
Ending Balance	$ (883)	$ (966)	$ (883)		$ (966)	$ (883)		$ (966)

[1]	Derived from Audited December 31, 2015 Financial Statements